Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - 222 Sheridan Bricktown Garage [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Total asset acquired	$ 17,513
Leases, Acquired-in-Place [Member]
Asset Acquisition [Line Items]
Amount of intangible assets	179
Land and Land Improvements [Member]
Asset Acquisition [Line Items]
Property plant and equipment recognized	1,314
Building and Building Improvements [Member]
Asset Acquisition [Line Items]
Property plant and equipment recognized	$ 16,020